Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($) Segment
Disclosure of operating segments [Line Items]
Number of reportable operating segments | Segment	4	4
Sales	$ 20,023	$ 19,636
Gross margin	5,441	5,392
Total assets	46,799	45,502
Nitrogen [Member]
Disclosure of operating segments [Line Items]
Sales	3,220	3,338
Gross margin	700	820
Total assets	$ 10,991	10,386
Restatement Adjustment [Member] | Nitrogen [Member] | Phosphate and Sulfate [Member]
Disclosure of operating segments [Line Items]
Sales		121
Gross margin		40
EBITDA		53
Total assets		$ 377